STOCK OPTIONS AND AWARDS (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
tock option activity for the year ended December 31, 2012, is summarized as follows:

(Dollars in thousands, except per share data)	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at beginning of year	2,364,926	$13.99
Granted	0	0.00
Exercised	(302,824)	12.95
Forfeited or expired	(70,727)	14.66
Outstanding at end of year	1,991,375	$14.13	3.9 years	$2,673
Exercisable at end of year	1,991,375	$14.13	3.9 years	$2,673

Schedule of Cash Proceeds Received from Share-based Payment Awards [Table Text Block]
ntrinsic value of stock options is defined as the difference between the current market value and the grant price. First Financial uses treasury shares purchased under the Company's share repurchase program to satisfy share-based exercises.

	2012	2011	2010
Total intrinsic value of options exercised	$1,277	$477	$1,862
Cash received from exercises	$320	$150	$272
Tax benefit from exercises	$1,576	$1,421	$1,033

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2012		2011		2010
	Number of shares	Weighted Average Grant Date Fair Value	Number of shares	Weighted Average Grant Date Fair Value	Number of shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of year	518,736	$15.99	485,498	$15.63	401,934	$12.05
Granted	290,706	17.00	261,356	16.02	235,964	20.00
Vested	(228,233)	15.58	(200,525)	14.87	(120,073)	12.97
Forfeited	(62,453)	16.61	(27,593)	18.10	(32,327)	12.93
Nonvested at end of year	518,756	$16.65	518,736	$15.99	485,498	$15.63